Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Income Fund
May 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT3-0724
1.9904918.102
Nonconvertible Bonds - 62.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
1.7% 3/25/26	104,000	97,358
5.539% 2/20/26	20,000	19,999
Verizon Communications, Inc.:
0.85% 11/20/25	64,000	59,978
3.376% 2/15/25	41,000	40,368
3.5% 11/1/24	97,000	96,142
		313,845
Media - 1.4%
Discovery Communications LLC:
3.9% 11/15/24	120,000	118,880
4.9% 3/11/26	50,000	49,342
Warnermedia Holdings, Inc.:
3.638% 3/15/25	102,000	100,268
3.788% 3/15/25	90,000	88,516
		357,006
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. 3.625% 12/15/25	90,000	87,304
Sprint Corp.:
7.625% 2/15/25	90,000	90,711
7.625% 3/1/26	25,000	25,662
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	120,000	113,613
3.5% 4/15/25	104,000	102,044
		419,334
TOTAL COMMUNICATION SERVICES		1,090,185
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 3.8%
American Honda Finance Corp.:
2.15% 9/10/24	38,000	37,642
4.95% 1/9/26	28,000	27,858
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9515% 10/15/24 (b)(c)	25,000	25,017
1.2% 10/15/24	43,000	42,294
2.75% 6/20/25	100,000	96,975
3.8% 4/7/25	50,000	49,184
4% 1/15/25	93,000	92,029
4.3% 7/13/25	60,000	59,109
4.35% 4/9/25	30,000	29,653
6.05% 10/10/25	70,000	70,351
Hyundai Capital America:
1.8% 10/15/25 (d)	50,000	47,436
2.65% 2/10/25 (d)	104,000	101,736
5.8% 6/26/25 (d)	55,000	55,023
5.875% 4/7/25 (d)	40,000	40,012
6% 7/11/25 (d)	90,000	90,255
6.25% 11/3/25 (d)	90,000	90,580
		955,154
Leisure Products - 0.3%
Mattel, Inc. 3.375% 4/1/26 (d)	70,000	66,977
Specialty Retail - 1.1%
AutoZone, Inc.:
3.25% 4/15/25	102,000	99,957
3.625% 4/15/25	41,000	40,304
Lowe's Companies, Inc.:
3.375% 9/15/25	30,000	29,247
4% 4/15/25	60,000	59,210
Ross Stores, Inc. 4.6% 4/15/25	40,000	39,656
		268,374
TOTAL CONSUMER DISCRETIONARY		1,290,505
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc. 4.75% 11/15/24	20,000	19,908
Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc. 0.95% 2/10/26 (d)	70,000	64,920
Dollar Tree, Inc. 4% 5/15/25	100,000	98,570
Sysco Corp. 3.75% 10/1/25	130,000	126,984
		290,474
Food Products - 0.5%
Conagra Brands, Inc. 4.6% 11/1/25	100,000	98,663
Mondelez International, Inc. 1.5% 5/4/25	30,000	28,910
		127,573
TOTAL CONSUMER STAPLES		437,955
ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	120,000	115,217
3.9% 2/1/25	83,000	81,988
DCP Midstream Operating LP 5.375% 7/15/25	70,000	69,679
Enbridge, Inc.:
2.5% 1/15/25	120,000	117,717
2.5% 2/14/25	30,000	29,341
Enterprise Products Operating LP 3.75% 2/15/25	50,000	49,321
EQT Corp. 6.125% 2/1/25	110,000	110,008
MPLX LP:
1.75% 3/1/26	50,000	46,814
4% 2/15/25	120,000	118,488
4.875% 12/1/24	102,000	101,629
4.875% 6/1/25	100,000	99,197
Phillips 66 Co. 3.605% 2/15/25	40,000	39,408
Spectra Energy Partners LP 3.5% 3/15/25	80,000	78,635
The Williams Companies, Inc.:
3.9% 1/15/25	120,000	118,719
4.55% 6/24/24	35,000	34,968
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	50,000	51,504
Western Midstream Operating LP 3.1% 2/1/25	110,000	107,780
		1,370,413
FINANCIALS - 28.2%
Banks - 14.8%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (b)(c)	50,000	48,924
1.197% 10/24/26 (b)	74,000	69,597
1.319% 6/19/26 (b)	59,000	56,347
2.015% 2/13/26 (b)	30,000	29,220
2.456% 10/22/25 (b)	25,000	24,677
3.093% 10/1/25 (b)	40,000	39,633
3.366% 1/23/26 (b)	60,000	59,085
3.384% 4/2/26 (b)	85,000	83,334
4.827% 7/22/26 (b)	70,000	69,308
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.7976% 1/10/25 (b)(c)	50,000	50,056
0.949% 1/22/27 (b)	50,000	46,500
1.5% 1/10/25	20,000	19,517
3.7% 6/7/25	50,000	49,085
5.2% 12/12/24	57,000	56,885
5.92% 9/25/25	30,000	30,168
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (b)(c)	50,000	50,013
1.3% 6/11/25	33,000	31,605
3.45% 4/11/25	30,000	29,466
5.25% 12/6/24	112,000	111,758
5.45% 6/12/25	30,000	29,964
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	41,000	40,115
5.144% 4/28/25	50,000	49,815
Citigroup, Inc.:
1.281% 11/3/25 (b)	94,000	92,214
2.014% 1/25/26 (b)	114,000	111,233
3.106% 4/8/26 (b)	111,000	108,558
3.29% 3/17/26 (b)	112,000	109,824
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	115,000	111,737
2.083% 4/22/26 (b)	113,000	109,450
2.301% 10/15/25 (b)	112,000	110,555
4.08% 4/26/26 (b)	94,000	92,628
5.546% 12/15/25 (b)	103,000	102,877
PNC Financial Services Group, Inc.:
2.2% 11/1/24	30,000	29,575
4.758% 1/26/27 (b)	62,000	61,222
5.671% 10/28/25 (b)	116,000	115,978
5.812% 6/12/26 (b)	79,000	79,116
Regions Financial Corp. 2.25% 5/18/25	90,000	87,045
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6746% 10/7/24 (b)(c)	50,000	50,033
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6872% 7/29/24 (b)(c)	50,000	50,010
2.55% 7/16/24	25,000	24,910
5.66% 10/25/24	40,000	39,989
The Toronto-Dominion Bank:
2.65% 6/12/24	55,000	54,959
3.766% 6/6/25	42,000	41,276
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (b)(c)	25,000	24,999
1.267% 3/2/27 (b)	34,000	31,537
2.5% 8/1/24	20,000	19,894
2.85% 10/26/24	21,000	20,760
4% 5/1/25	40,000	39,408
4.26% 7/28/26 (b)	100,000	98,344
5.9% 10/28/26 (b)	116,000	116,282
U.S. Bancorp:
1.45% 5/12/25	22,000	21,188
2.4% 7/30/24	38,000	37,800
5.727% 10/21/26 (b)	79,000	79,128
Wells Fargo & Co.:
2.164% 2/11/26 (b)	100,000	97,562
2.188% 4/30/26 (b)	121,000	117,191
2.406% 10/30/25 (b)	114,000	112,439
3.908% 4/25/26 (b)	111,000	109,198
4.54% 8/15/26 (b)	77,000	76,082
		3,660,073
Capital Markets - 6.6%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5278% 10/25/24 (b)(c)	50,000	49,983
1.6% 4/24/25	43,000	41,555
4.414% 7/24/26 (b)	80,000	79,056
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	114,000	110,167
1.093% 12/9/26 (b)	84,000	78,411
3.272% 9/29/25 (b)	93,000	92,236
3.5% 1/23/25	40,000	39,454
3.5% 4/1/25	30,000	29,479
5.7% 11/1/24	36,000	36,000
5.798% 8/10/26 (b)	96,000	96,065
Intercontinental Exchange, Inc. 3.65% 5/23/25	76,000	74,664
Moody's Corp. 3.75% 3/24/25	41,000	40,423
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8379% 1/22/25 (b)(c)	150,000	150,105
0.864% 10/21/25 (b)	110,000	107,885
0.985% 12/10/26 (b)	52,000	48,463
1.164% 10/21/25 (b)	40,000	39,279
2.188% 4/28/26 (b)	116,000	112,386
4.679% 7/17/26 (b)	30,000	29,665
NASDAQ, Inc. 5.65% 6/28/25	79,000	79,017
State Street Corp.:
2.354% 11/1/25 (b)	103,000	101,546
2.901% 3/30/26 (b)	113,000	110,340
4.857% 1/26/26 (b)	42,000	41,761
5.751% 11/4/26 (b)	50,000	50,178
		1,638,118
Consumer Finance - 3.0%
Ally Financial, Inc. 5.8% 5/1/25	115,000	114,922
American Express Co.:
3% 10/30/24	38,000	37,593
4.99% 5/1/26 (b)	111,000	110,268
6.338% 10/30/26 (b)	75,000	75,802
Capital One Financial Corp.:
2.636% 3/3/26 (b)	113,000	110,318
3.2% 2/5/25	40,000	39,324
3.3% 10/30/24	75,000	74,247
4.25% 4/30/25	70,000	69,102
4.985% 7/24/26 (b)	100,000	99,074
Toyota Motor Credit Corp. 0.5% 6/18/24	20,000	19,958
		750,608
Financial Services - 1.6%
Corebridge Financial, Inc. 3.5% 4/4/25	105,000	103,067
Corebridge Global Funding 0.9% 9/22/25 (d)	100,000	94,037
PayPal Holdings, Inc.:
1.65% 6/1/25	30,000	28,889
2.4% 10/1/24	20,000	19,789
The Western Union Co.:
1.35% 3/15/26	34,000	31,498
2.85% 1/10/25	110,000	107,994
		385,274
Insurance - 2.2%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (d)	36,000	35,642
1% 1/9/26 (d)	120,000	111,549
1.1% 11/12/24 (d)	76,000	74,408
1.4% 7/7/25 (d)	121,000	115,533
5.5% 12/2/25 (d)	101,000	100,753
Marsh & McLennan Companies, Inc. 3.5% 3/10/25	21,000	20,686
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	80,000	79,414
		537,985
TOTAL FINANCIALS		6,972,058
HEALTH CARE - 4.5%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24	20,000	19,720
3.6% 5/14/25	21,000	20,635
3.8% 3/15/25	20,000	19,730
3.85% 6/15/24	25,000	24,976
Amgen, Inc.:
3.125% 5/1/25	50,000	48,919
5.25% 3/2/25	40,000	39,903
		173,883
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 1.9% 6/1/25	41,000	39,580
Health Care Providers & Services - 3.2%
Cigna Group:
1.25% 3/15/26	120,000	111,623
3.25% 4/15/25	60,000	58,824
CVS Health Corp.:
2.625% 8/15/24	58,000	57,620
4.1% 3/25/25	90,000	88,852
HCA Holdings, Inc.:
5.25% 4/15/25	80,000	79,655
5.25% 6/15/26	60,000	59,658
5.375% 2/1/25	120,000	119,592
5.875% 2/15/26	100,000	100,151
Humana, Inc. 3.85% 10/1/24	110,000	109,291
		785,266
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	40,000	39,353
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	42,000	41,870
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,861
		76,731
TOTAL HEALTH CARE		1,114,813
INDUSTRIALS - 3.1%
Building Products - 0.7%
Carrier Global Corp.:
2.242% 2/15/25	83,000	81,007
5.8% 11/30/25	87,000	87,393
		168,400
Commercial Services & Supplies - 0.3%
Republic Services, Inc.:
0.875% 11/15/25	40,000	37,486
3.2% 3/15/25	30,000	29,477
		66,963
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	50,000	48,957
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd. 3.55% 11/1/24	88,000	87,208
Machinery - 0.5%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.616% 9/13/24 (b)(c)	75,000	75,028
Otis Worldwide Corp. 2.056% 4/5/25	51,000	49,532
		124,560
Trading Companies & Distributors - 1.1%
Air Lease Corp.:
2.3% 2/1/25	111,000	108,388
2.875% 1/15/26	50,000	47,792
3.25% 3/1/25	110,000	107,810
		263,990
TOTAL INDUSTRIALS		760,078
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC/EMC Corp.:
4% 7/15/24	22,000	21,955
5.85% 7/15/25	50,000	50,157
6.02% 6/15/26	72,000	72,649
		144,761
Semiconductors & Semiconductor Equipment - 1.2%
Marvell Technology, Inc. 1.65% 4/15/26	60,000	55,967
Micron Technology, Inc. 4.975% 2/6/26	70,000	69,424
NXP BV/NXP Funding LLC 5.35% 3/1/26	61,000	60,763
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	122,000	118,699
		304,853
Software - 1.4%
Oracle Corp.:
1.65% 3/25/26	50,000	46,778
2.5% 4/1/25	40,000	38,968
2.95% 11/15/24	88,000	86,920
2.95% 5/15/25	63,000	61,418
Roper Technologies, Inc.:
1% 9/15/25	70,000	66,103
2.35% 9/15/24	45,000	44,585
		344,772
TOTAL INFORMATION TECHNOLOGY		794,386
MATERIALS - 1.7%
Chemicals - 1.7%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	20,000	19,996
6.05% 3/15/25	79,000	79,063
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (d)	90,000	84,766
Nutrien Ltd.:
3% 4/1/25	84,000	82,203
5.9% 11/7/24	74,000	74,048
5.95% 11/7/25	70,000	70,377
		410,453
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.:
1.3% 9/15/25	70,000	66,294
2.4% 3/15/25	90,000	87,739
2.95% 1/15/25	120,000	117,908
4% 6/1/25	48,000	47,217
Crown Castle, Inc. 1.35% 7/15/25	30,000	28,591
		347,749
UTILITIES - 3.6%
Electric Utilities - 1.1%
Edison International:
3.55% 11/15/24	40,000	39,589
4.7% 8/15/25	30,000	29,620
Eversource Energy:
2.9% 10/1/24	50,000	49,491
4.2% 6/27/24	20,000	19,977
Exelon Corp. 3.95% 6/15/25	70,000	68,802
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6413% 6/28/24 (b)(c)	50,000	50,000
Tampa Electric Co. 3.875% 7/12/24	7,000	6,985
		264,464
Gas Utilities - 0.4%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	104,000	99,247
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp. 3.3% 7/15/25 (d)	100,000	97,127
Multi-Utilities - 1.7%
Dominion Energy, Inc.:
3.3% 3/15/25	50,000	49,002
3.9% 10/1/25	110,000	107,600
NiSource, Inc. 0.95% 8/15/25	85,000	80,437
Puget Energy, Inc. 3.65% 5/15/25	110,000	107,792
Sempra 3.3% 4/1/25	20,000	19,603
WEC Energy Group, Inc. 5% 9/27/25	70,000	69,524
		433,958
TOTAL UTILITIES		894,796
TOTAL NONCONVERTIBLE BONDS (Cost $15,478,219)		15,483,391

U.S. Treasury Obligations - 28.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.06% to 5.33% 6/13/24 to 9/5/24	5,952,300	5,904,194
U.S. Treasury Notes 3% 6/30/24	1,100,000	1,098,028
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,001,141)		7,002,222

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	80,000	79,842
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	16,711	16,726
Series 2024-1 Class A2A, 5.1% 7/27/26	32,000	31,887
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	27,305	27,315
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	39,000	38,980
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	35,087	35,146
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	8,174	8,160
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	1,091	1,082
Series 2023 2 Class A2A, 5.5% 6/15/26	5,406	5,402
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	33,000	32,919
Series 2024-2 Class A2A, 5.65% 5/17/27	57,000	57,020
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	17,585	17,621
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/27 (d)	50,000	49,945
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	34,000	33,947
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	43,000	42,970
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	100,000	99,953
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,590	1,592
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	7,517	7,499
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	25,000	24,986
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	23,000	22,951
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	17,640	17,634
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	30,000	29,722
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	104	104
GM Financial Automobile Leasing Trust:
Series 2023-A Class A2A, 5.27% 6/20/25	2,496	2,495
Series 2024-2 Class A2A, 5.43% 9/21/26	63,000	63,028
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	41,000	40,921
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	28,000	27,915
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	2,719	2,715
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	8,356	8,341
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	395	395
Series 2022-4 Class A2A, 4.6% 11/17/25	1,468	1,466
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	14,598	14,593
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	60,000	59,975
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (d)	100,000	99,867
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	3,751	3,749
Series 2023-B Class A2A, 5.77% 5/15/26	12,367	12,373
Series 2024-A Class A2A, 5.29% 4/15/27	40,000	39,920
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	60,000	59,836
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	76,000	75,932
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	2,213	2,212
Series 2023-2 Class A2, 5.92% 11/16/26	14,880	14,898
Series 2024-1 Class A2A, 5.06% 5/17/27	35,000	34,863
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	20,000	20,039
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	45,000	45,016
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (d)	13,283	13,253
Series 2024-2A Class A2, 5.71% 10/20/27 (d)	63,000	63,025
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (d)	3,000	2,993
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	5,971	5,978
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	12,823	12,829
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	30,000	29,982
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	6,250	6,245
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	15,675	15,691
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	5,202	5,195
Series 2023-C Class A2A, 5.6% 8/17/26	15,478	15,475
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	60,000	59,882
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	11,290	11,296
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	13,407	13,404
Series 2023-D Class A2A, 5.91% 2/16/27	10,862	10,879
Series 2024-B Class A2A, 5.48% 9/15/27	54,000	53,977
TOTAL ASSET-BACKED SECURITIES (Cost $1,634,826)		1,634,056

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48 (Cost $56,956)	57,699	57,180

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $859,312)	859,140	859,312

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $25,030,454)	25,036,161
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(300,774)
NET ASSETS - 100.0%	24,735,387

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,035,325 or 8.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	15,087	20,913,577	20,069,343	18,459	(9)	-	859,312	0.0%
Total	15,087	20,913,577	20,069,343	18,459	(9)	-	859,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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